FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.1%
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.2%
AT&T Inc.	65,715	$1,377,386
Lumen Technologies Inc.	8,584	93,652
Verizon Communications Inc.	38,293	1,943,370

Total Diversified Telecommunication Services		3,414,408

Entertainment - 1.2%
Activision Blizzard Inc.	7,092	552,183
Electronic Arts Inc.	2,526	307,288
Live Nation Entertainment Inc.	1,244	102,730	*
Netflix Inc.	4,033	705,251	*
Take-Two Interactive Software Inc.	1,478	181,099	*
Walt Disney Co.	16,721	1,578,462	*
Warner Bros Discovery Inc.	19,808	265,823	*

Total Entertainment		3,692,836

Interactive Media & Services - 5.2%
Alphabet Inc., Class A Shares	2,749	5,990,786	*
Alphabet Inc., Class C Shares	2,521	5,514,561	*
Match Group Inc.	2,583	180,009	*
Meta Platforms Inc., Class A Shares	20,939	3,376,414	*
Twitter Inc.	7,071	264,385	*

Total Interactive Media & Services		15,326,155

Media - 0.9%
Charter Communications Inc., Class A Shares	1,051	492,425	*
Comcast Corp., Class A Shares	40,749	1,598,991
DISH Network Corp., Class A Shares	2,268	40,665	*
Fox Corp., Class A Shares	3,030	97,445
Fox Corp., Class B Shares	1,359	40,362
Interpublic Group of Cos. Inc.	3,695	101,724
News Corp., Class A Shares	3,816	59,453
News Corp., Class B Shares	1,153	18,321
Omnicom Group Inc.	1,979	125,884
Paramount Global, Class B Shares	5,560	137,221

Total Media		2,712,491

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	5,357	720,731	*

TOTAL COMMUNICATION SERVICES		25,866,621

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Aptiv PLC	2,511	$223,655	*
BorgWarner Inc.	2,219	74,048

Total Auto Components		297,703

Automobiles - 2.0%
Ford Motor Co.	35,684	397,163
General Motors Co.	13,168	418,216	*
Tesla Inc.	7,672	5,166,478	*

Total Automobiles		5,981,857

Distributors - 0.1%
Genuine Parts Co.	1,320	175,560
LKQ Corp.	2,253	110,599
Pool Corp.	373	131,009

Total Distributors		417,168

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc.	374	654,122	*
Caesars Entertainment Inc.	2,053	78,630	*
Carnival Corp.	7,540	65,221	*
Chipotle Mexican Grill Inc.	253	330,737	*
Darden Restaurants Inc.	1,184	133,934
Domino’s Pizza Inc.	335	130,553
Expedia Group Inc.	1,413	133,995	*
Hilton Worldwide Holdings Inc.	2,503	278,934
Las Vegas Sands Corp.	3,335	112,023	*
Marriott International Inc., Class A Shares	2,472	336,217
McDonald’s Corp.	6,762	1,669,403
MGM Resorts International	3,445	99,733
Norwegian Cruise Line Holdings Ltd.	3,920	43,590	*
Penn National Gaming Inc.	1,512	45,995	*
Royal Caribbean Cruises Ltd.	2,087	72,857	*
Starbucks Corp.	10,447	798,046
Wynn Resorts Ltd.	1,005	57,265	*
Yum! Brands Inc.	2,587	293,650

Total Hotels, Restaurants & Leisure		5,334,905

Household Durables - 0.3%
DR Horton Inc.	2,818	186,523
Garmin Ltd.	1,408	138,336
Lennar Corp., Class A Shares	2,417	170,568
Mohawk Industries Inc.	511	63,410	*
Newell Brands Inc.	2,936	55,901

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Household Durables - (continued)
NVR Inc.	26	$104,108	*
PulteGroup Inc.	1,964	77,833
Whirlpool Corp.	561	86,882

Total Household Durables		883,561

Internet & Direct Marketing Retail - 3.0%
Amazon.com Inc.	79,980	8,494,676	*
eBay Inc.	5,077	211,559
Etsy Inc.	1,173	85,875	*

Total Internet & Direct Marketing Retail		8,792,110

Leisure Products - 0.0%††
Hasbro Inc.	1,207	98,829

Multiline Retail - 0.5%
Dollar General Corp.	2,102	515,915
Dollar Tree Inc.	2,009	313,102	*
Target Corp.	4,229	597,262

Total Multiline Retail		1,426,279

Specialty Retail - 2.0%
Advance Auto Parts Inc.	585	101,258
AutoZone Inc.	179	384,692	*
Bath & Body Works Inc.	2,017	54,298
Best Buy Co. Inc.	1,819	118,581
CarMax Inc.	1,506	136,263	*
Home Depot Inc.	9,462	2,595,143
Lowe’s Cos. Inc.	6,049	1,056,579
O’Reilly Automotive Inc.	607	383,478	*
Ross Stores Inc.	3,128	219,679
TJX Cos. Inc.	10,837	605,246
Tractor Supply Co.	986	191,136
Ulta Beauty Inc.	462	178,092	*

Total Specialty Retail		6,024,445

Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc., Class B Shares	11,625	1,188,075
PVH Corp.	676	38,464
Ralph Lauren Corp.	413	37,026
Tapestry Inc.	2,047	62,475
VF Corp.	3,026	133,658

Total Textiles, Apparel & Luxury Goods		1,459,698

TOTAL CONSUMER DISCRETIONARY		30,716,555

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 6.9%
Beverages - 1.9%
Brown-Forman Corp., Class B Shares	1,676	$117,588
Coca-Cola Co.	35,725	2,247,460
Constellation Brands Inc., Class A Shares	1,476	343,996
Keurig Dr Pepper Inc.	6,777	239,838
Molson Coors Beverage Co., Class B Shares	1,712	93,321
Monster Beverage Corp.	3,354	310,916	*
PepsiCo Inc.	12,647	2,107,749

Total Beverages		5,460,868

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,065	1,948,273
Kroger Co.	5,950	281,614
Sysco Corp.	4,575	387,548
Walgreens Boots Alliance Inc.	6,661	252,452
Walmart Inc.	12,892	1,567,409

Total Food & Staples Retailing		4,437,296

Food Products - 1.1%
Archer-Daniels-Midland Co.	5,075	393,820
Campbell Soup Co.	1,906	91,583
Conagra Brands Inc.	4,432	151,752
General Mills Inc.	5,418	408,788
Hershey Co.	1,361	292,833
Hormel Foods Corp.	2,414	114,327
JM Smucker Co.	997	127,626
Kellogg Co.	2,374	169,361
Kraft Heinz Co.	6,646	253,478
Lamb Weston Holdings Inc.	1,304	93,184
McCormick & Co. Inc., Non Voting Shares	2,307	192,058
Mondelez International Inc., Class A Shares	12,661	786,121
Tyson Foods Inc., Class A Shares	2,576	221,691

Total Food Products		3,296,622

Household Products - 1.5%
Church & Dwight Co. Inc.	2,286	211,821
Clorox Co.	1,135	160,012
Colgate-Palmolive Co.	7,678	615,315
Kimberly-Clark Corp.	3,027	409,099
Procter & Gamble Co.	21,969	3,158,923

Total Household Products		4,555,170

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,112	537,863

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Tobacco - 0.7%
Altria Group Inc.	16,638	$694,969
Philip Morris International Inc.	14,140	1,396,184

Total Tobacco		2,091,153

TOTAL CONSUMER STAPLES		20,378,972

ENERGY - 4.3%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	8,635	249,293
Halliburton Co.	8,261	259,065
Schlumberger NV	12,740	455,582

Total Energy Equipment & Services		963,940

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	3,036	105,956
Chevron Corp.	18,062	2,615,016
ConocoPhillips	11,877	1,066,673
Coterra Energy Inc.	7,199	185,662
Devon Energy Corp.	5,660	311,923
Diamondback Energy Inc.	1,478	179,060
EOG Resources Inc.	5,324	587,983
Exxon Mobil Corp.	38,454	3,293,200
Hess Corp.	2,471	261,778
Kinder Morgan Inc.	17,557	294,255
Marathon Oil Corp.	6,553	147,311
Marathon Petroleum Corp.	4,963	408,008
Occidental Petroleum Corp.	8,067	474,985
ONEOK Inc.	4,164	231,102
Phillips 66	4,411	361,658
Pioneer Natural Resources Co.	2,071	461,999
Valero Energy Corp.	3,710	394,299
Williams Cos. Inc.	11,008	343,560

Total Oil, Gas & Consumable Fuels		11,724,428

TOTAL ENERGY		12,688,368

FINANCIALS - 10.6%
Banks - 3.6%
Bank of America Corp.	64,724	2,014,858
Citigroup Inc.	17,688	813,471
Citizens Financial Group Inc.	4,286	152,967
Comerica Inc.	1,200	88,056
Fifth Third Bancorp	6,348	213,293
First Republic Bank	1,573	226,827
Huntington Bancshares Inc.	13,449	161,792

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Banks - (continued)
JPMorgan Chase & Co.	26,823	$3,020,538
KeyCorp	8,654	149,108
M&T Bank Corp.	1,585	252,633
PNC Financial Services Group Inc.	3,829	604,101
Regions Financial Corp.	8,661	162,394
Signature Bank	597	106,988
SVB Financial Group	552	218,035	*
Truist Financial Corp.	12,091	573,476
US Bancorp	12,292	565,678
Wells Fargo & Co.	34,578	1,354,420
Zions Bancorp NA	1,452	73,907

Total Banks		10,752,542

Capital Markets - 2.8%
Ameriprise Financial Inc.	980	232,926
Bank of New York Mellon Corp.	6,854	285,880
BlackRock Inc.	1,300	791,752
Cboe Global Markets Inc.	996	112,737
Charles Schwab Corp.	13,684	864,555
CME Group Inc.	3,285	672,440
FactSet Research Systems Inc.	350	134,600
Franklin Resources Inc.	2,658	61,958	(a)
Goldman Sachs Group Inc.	3,161	938,880
Intercontinental Exchange Inc.	5,114	480,921
Invesco Ltd.	3,260	52,584
MarketAxess Holdings Inc.	357	91,396
Moody’s Corp.	1,463	397,892
Morgan Stanley	12,730	968,244
MSCI Inc.	727	299,633
Nasdaq Inc.	1,079	164,591
Northern Trust Corp.	1,934	186,592
Raymond James Financial Inc.	1,788	159,865
S&P Global Inc.	3,175	1,070,165
State Street Corp.	3,361	207,206
T. Rowe Price Group Inc.	2,028	230,401

Total Capital Markets		8,405,218

Consumer Finance - 0.5%
American Express Co.	5,610	777,658
Capital One Financial Corp.	3,579	372,896

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Consumer Finance - (continued)
Discover Financial Services	2,583	$244,300
Synchrony Financial	4,405	121,666

Total Consumer Finance		1,516,520

Diversified Financial Services - 1.5%
Berkshire Hathaway Inc., Class B Shares	16,560	4,521,211	*

Insurance - 2.2%
Aflac Inc.	5,329	294,854
Allstate Corp.	2,483	314,671
American International Group Inc.	7,233	369,823
Aon PLC, Class A Shares	1,956	527,494
Arthur J Gallagher & Co.	1,942	316,624
Assurant Inc.	461	79,684
Brown & Brown Inc.	2,191	127,823
Chubb Ltd.	3,877	762,141
Cincinnati Financial Corp.	1,395	165,977
Everest Re Group Ltd.	365	102,302
Globe Life Inc.	855	83,337
Hartford Financial Services Group Inc.	2,932	191,841
Lincoln National Corp.	1,573	73,569
Loews Corp.	1,786	105,838
Marsh & McLennan Cos. Inc.	4,620	717,255
MetLife Inc.	6,337	397,900
Principal Financial Group Inc.	2,062	137,721
Progressive Corp.	5,341	620,998
Prudential Financial Inc.	3,380	323,398
Travelers Cos. Inc.	2,158	364,983
Willis Towers Watson PLC	1,000	197,390
WR Berkley Corp.	2,005	136,861

Total Insurance		6,412,484

TOTAL FINANCIALS		31,607,975

HEALTH CARE - 14.8%
Biotechnology - 2.2%
AbbVie Inc.	16,111	2,467,561
Amgen Inc.	4,902	1,192,657
Biogen Inc.	1,367	278,786	*
Gilead Sciences Inc.	11,409	705,190
Incyte Corp.	1,765	134,087	*
Moderna Inc.	3,194	456,263	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Regeneron Pharmaceuticals Inc.	997	$589,357	*
Vertex Pharmaceuticals Inc.	2,317	652,907	*

Total Biotechnology		6,476,808

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	15,976	1,735,793
ABIOMED Inc.	423	104,697	*
Align Technology Inc.	685	162,119	*
Baxter International Inc.	4,706	302,266
Becton Dickinson and Co.	2,596	639,992
Boston Scientific Corp.	12,937	482,162	*
Cooper Cos. Inc.	462	144,662
DENTSPLY SIRONA Inc.	2,099	74,997
Dexcom Inc.	3,640	271,289	*
Edwards Lifesciences Corp.	5,671	539,255	*
Hologic Inc.	2,353	163,063	*
IDEXX Laboratories Inc.	747	261,995	*
Intuitive Surgical Inc.	3,249	652,107	*
Medtronic PLC	12,236	1,098,181
ResMed Inc.	1,354	283,839
STERIS PLC	933	192,338
Stryker Corp.	3,055	607,731
Teleflex Inc.	426	104,732
Zimmer Biomet Holdings Inc.	1,950	204,867

Total Health Care Equipment & Supplies		8,026,085

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	1,410	199,487
Cardinal Health Inc.	2,339	122,259
Centene Corp.	5,284	447,079	*
Cigna Corp.	2,875	757,620
CVS Health Corp.	11,938	1,106,175
DaVita Inc.	603	48,216	*
Elevance Health Inc.	2,208	1,065,537
HCA Healthcare Inc.	2,086	350,573
Henry Schein Inc.	1,268	97,306	*
Humana Inc.	1,167	546,238
Laboratory Corp. of America Holdings	857	200,846
McKesson Corp.	1,306	426,030
Molina Healthcare Inc.	547	152,947	*
Quest Diagnostics Inc.	1,009	134,177

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	8,585	$4,409,514
Universal Health Services Inc., Class B Shares	537	54,081

Total Health Care Providers & Services		10,118,085

Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc.	2,686	319,016
Bio-Rad Laboratories Inc., Class A Shares	201	99,495	*
Bio-Techne Corp.	365	126,524
Charles River Laboratories International Inc.	480	102,706	*
Danaher Corp.	5,925	1,502,106
Illumina Inc.	1,405	259,026	*
IQVIA Holdings Inc.	1,712	371,487	*
Mettler-Toledo International Inc.	203	233,200	*
PerkinElmer Inc.	1,167	165,971
Thermo Fisher Scientific Inc.	3,596	1,953,635
Waters Corp.	530	175,419	*
West Pharmaceutical Services Inc.	684	206,821

Total Life Sciences Tools & Services		5,515,406

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	19,497	1,501,269
Catalent Inc.	1,601	171,771	*
Eli Lilly & Co.	7,193	2,332,186
Johnson & Johnson	24,019	4,263,613
Merck & Co. Inc.	23,201	2,115,235
Organon & Co.	2,414	81,473
Pfizer Inc.	51,416	2,695,741
Viatris Inc.	11,439	119,766
Zoetis Inc.	4,307	740,330

Total Pharmaceuticals		14,021,384

TOTAL HEALTH CARE		44,157,768

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.7%
Boeing Co.	5,088	695,631	*
General Dynamics Corp.	2,094	463,298
Howmet Aerospace Inc.	3,589	112,874
Huntington Ingalls Industries Inc.	381	82,990
L3Harris Technologies Inc.	1,772	428,292
Lockheed Martin Corp.	2,166	931,293
Northrop Grumman Corp.	1,339	640,805
Raytheon Technologies Corp.	13,591	1,306,231

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Textron Inc.	1,874	$114,445
TransDigm Group Inc.	461	247,405	*

Total Aerospace & Defense		5,023,264

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	1,188	120,427
Expeditors International of Washington Inc.	1,576	153,597
FedEx Corp.	2,142	485,613
United Parcel Service Inc., Class B Shares	6,733	1,229,042

Total Air Freight & Logistics		1,988,679

Airlines - 0.2%
Alaska Air Group Inc.	1,196	47,900	*
American Airlines Group Inc.	5,934	75,243	*
Delta Air Lines Inc.	5,978	173,182	*
Southwest Airlines Co.	5,231	188,944	*
United Airlines Holdings Inc.	3,190	112,990	*

Total Airlines		598,259

Building Products - 0.4%
Allegion PLC	828	81,061
AO Smith Corp.	1,293	70,701
Carrier Global Corp.	7,661	273,191
Fortune Brands Home & Security Inc.	1,264	75,689
Johnson Controls International PLC	6,303	301,788
Masco Corp.	2,011	101,757
Trane Technologies PLC	2,083	270,519

Total Building Products		1,174,706

Commercial Services & Supplies - 0.5%
Cintas Corp.	780	291,353
Copart Inc.	1,974	214,495	*
Republic Services Inc.	1,850	242,110
Rollins Inc.	2,235	78,046
Waste Management Inc.	3,509	536,807

Total Commercial Services & Supplies		1,362,811

Construction & Engineering - 0.0%††
Quanta Services Inc.	1,326	166,201

Electrical Equipment - 0.5%
AMETEK Inc.	2,044	224,615
Eaton Corp. PLC	3,629	457,218
Emerson Electric Co.	5,393	428,959

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Electrical Equipment - (continued)
Generac Holdings Inc.	586	$123,400	*
Rockwell Automation Inc.	1,090	217,248

Total Electrical Equipment		1,451,440

Industrial Conglomerates - 0.8%
3M Co.	5,198	672,673
General Electric Co.	9,988	635,936
Honeywell International Inc.	6,257	1,087,529

Total Industrial Conglomerates		2,396,138

Machinery - 1.5%
Caterpillar Inc.	4,861	868,952
Cummins Inc.	1,261	244,041
Deere & Co.	2,555	765,146
Dover Corp.	1,331	161,477
Fortive Corp.	3,346	181,956
IDEX Corp.	700	127,141
Illinois Tool Works Inc.	2,602	474,215
Ingersoll Rand Inc.	3,787	159,357
Nordson Corp.	500	101,220
Otis Worldwide Corp.	3,785	267,486
PACCAR Inc.	3,242	266,946
Parker-Hannifin Corp.	1,144	281,481
Pentair PLC	1,489	68,152
Snap-on Inc.	500	98,515
Stanley Black & Decker Inc.	1,369	143,553
Westinghouse Air Brake Technologies Corp.	1,565	128,455
Xylem Inc.	1,660	129,779

Total Machinery		4,467,872

Professional Services - 0.3%
Equifax Inc.	1,131	206,724
Jacobs Engineering Group Inc.	1,212	154,082
Leidos Holdings Inc.	1,313	132,232
Nielsen Holdings PLC	3,464	80,434
Robert Half International Inc.	973	72,868
Verisk Analytics Inc.	1,435	248,384

Total Professional Services		894,724

Road & Rail - 0.9%
CSX Corp.	20,062	583,002
J.B. Hunt Transport Services Inc.	784	123,456
Norfolk Southern Corp.	2,176	494,583

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Road & Rail - (continued)
Old Dominion Freight Line Inc.	800	$205,024
Union Pacific Corp.	5,743	1,224,867

Total Road & Rail		2,630,932

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,136	256,389
United Rentals Inc.	664	161,292	*
W.W. Grainger Inc.	404	183,590

Total Trading Companies & Distributors		601,271

TOTAL INDUSTRIALS		22,756,297

INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.8%
Arista Networks Inc.	2,075	194,511	*
Cisco Systems Inc.	37,940	1,617,762
F5 Inc.	562	86,008	*
Juniper Networks Inc.	3,087	87,980
Motorola Solutions Inc.	1,499	314,190

Total Communications Equipment		2,300,451

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	5,384	346,622
CDW Corp.	1,268	199,786
Corning Inc.	7,025	221,358
Keysight Technologies Inc.	1,605	221,249	*
TE Connectivity Ltd.	2,943	333,000
Teledyne Technologies Inc.	435	163,173	*
Trimble Inc.	2,320	135,094	*
Zebra Technologies Corp., Class A Shares	497	146,093	*

Total Electronic Equipment, Instruments & Components		1,766,375

IT Services - 4.3%
Accenture PLC, Class A Shares	5,817	1,615,090
Akamai Technologies Inc.	1,511	138,000	*
Automatic Data Processing Inc.	3,835	805,503
Broadridge Financial Solutions Inc.	1,108	157,945
Cognizant Technology Solutions Corp., Class A Shares	4,721	318,620
DXC Technology Co.	2,175	65,924	*
EPAM Systems Inc.	530	156,233	*
Fidelity National Information Services Inc.	5,541	507,944
Fiserv Inc.	5,254	467,448	*
FleetCor Technologies Inc.	689	144,766	*
Gartner Inc.	708	171,216	*
Global Payments Inc.	2,552	282,353

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
IT Services - (continued)
International Business Machines Corp.	8,258	$1,165,947
Jack Henry & Associates Inc.	687	123,674
Mastercard Inc., Class A Shares	7,872	2,483,459
Paychex Inc.	2,873	327,149
PayPal Holdings Inc.	10,586	739,326	*
VeriSign Inc.	901	150,764	*
Visa Inc., Class A Shares	15,049	2,962,998

Total IT Services		12,784,359

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices Inc.	14,885	1,138,256	*
Analog Devices Inc.	4,791	699,917
Applied Materials Inc.	8,072	734,391
Broadcom Inc.	3,730	1,812,071
Enphase Energy Inc.	1,242	242,488	*
Intel Corp.	37,456	1,401,229
KLA Corp.	1,371	437,459
Lam Research Corp.	1,268	540,358
Microchip Technology Inc.	4,957	287,903
Micron Technology Inc.	10,181	562,806
Monolithic Power Systems Inc.	413	158,609
NVIDIA Corp.	22,877	3,467,924
NXP Semiconductors NV	2,405	356,012
ON Semiconductor Corp.	3,933	197,869	*
Qorvo Inc.	1,028	96,961	*
QUALCOMM Inc.	10,262	1,310,868
Skyworks Solutions Inc.	1,502	139,145
SolarEdge Technologies Inc.	489	133,830	*
Teradyne Inc.	1,513	135,489
Texas Instruments Inc.	8,436	1,296,191

Total Semiconductors & Semiconductor Equipment		15,149,776

Software - 8.8%
Adobe Inc.	4,336	1,587,236	*
ANSYS Inc.	795	190,236	*
Autodesk Inc.	1,979	340,309	*
Cadence Design Systems Inc.	2,499	374,925	*
Ceridian HCM Holding Inc.	1,269	59,745	*
Citrix Systems Inc.	1,140	110,774
Fortinet Inc.	6,080	344,006	*
Intuit Inc.	2,576	992,893
Microsoft Corp.	68,398	17,566,658

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Software - (continued)
NortonLifeLock Inc.	5,335	$117,157
Oracle Corp.	14,357	1,003,124
Paycom Software Inc.	446	124,933	*
PTC Inc.	939	99,853	*
Roper Technologies Inc.	954	376,496
Salesforce Inc.	9,077	1,498,068	*
ServiceNow Inc.	1,821	865,922	*
Synopsys Inc.	1,390	422,143	*
Tyler Technologies Inc.	382	127,007	*

Total Software		26,201,485

Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc.	140,555	19,216,680
Hewlett Packard Enterprise Co.	11,965	158,656
HP Inc.	9,763	320,031
NetApp Inc.	2,026	132,176
Seagate Technology Holdings PLC	1,708	122,019
Western Digital Corp.	2,865	128,438	*

Total Technology Hardware, Storage & Peripherals		20,078,000

TOTAL INFORMATION TECHNOLOGY		78,280,446

MATERIALS - 2.6%
Chemicals - 1.8%
Air Products & Chemicals Inc.	2,017	485,048
Albemarle Corp.	1,084	226,534
Celanese Corp.	1,014	119,256
CF Industries Holdings Inc.	1,964	168,374
Corteva Inc.	6,555	354,888
Dow Inc.	6,672	344,342
DuPont de Nemours Inc.	4,540	252,333
Eastman Chemical Co.	1,100	98,747
Ecolab Inc.	2,247	345,499
FMC Corp.	1,199	128,305
International Flavors & Fragrances Inc.	2,277	271,236
Linde PLC	4,613	1,326,376
LyondellBasell Industries NV, Class A Shares	2,415	211,216
Mosaic Co.	3,194	150,853
PPG Industries Inc.	2,221	253,949
Sherwin-Williams Co.	2,197	491,930

Total Chemicals		5,228,886

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Construction Materials - 0.1%
Martin Marietta Materials Inc.	583	$174,457
Vulcan Materials Co.	1,243	176,630

Total Construction Materials		351,087

Containers & Packaging - 0.3%
Amcor PLC	14,215	176,692
Avery Dennison Corp.	768	124,316
Ball Corp.	3,010	206,998
International Paper Co.	3,370	140,967
Packaging Corp. of America	816	112,200
Sealed Air Corp.	1,373	79,250
Westrock Co.	2,409	95,975

Total Containers & Packaging		936,398

Metals & Mining - 0.4%
Freeport-McMoRan Inc.	13,338	390,270
Newmont Corp.	7,252	432,727
Nucor Corp.	2,435	254,238

Total Metals & Mining		1,077,235

TOTAL MATERIALS		7,593,606

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities Inc.	1,382	200,432
American Tower Corp.	4,261	1,089,069
AvalonBay Communities Inc.	1,304	253,302
Boston Properties Inc.	1,318	117,276
Camden Property Trust	977	131,387
Crown Castle International Corp.	3,962	667,122
Digital Realty Trust Inc.	2,653	344,439
Duke Realty Corp.	3,550	195,073
Equinix Inc.	821	539,413
Equity Residential	3,196	230,815
Essex Property Trust Inc.	599	156,645
Extra Space Storage Inc.	1,178	200,401
Federal Realty OP LP	653	62,518
Healthpeak Properties Inc.	5,009	129,783
Host Hotels & Resorts Inc.	6,741	105,699
Iron Mountain Inc.	2,503	121,871
Kimco Realty Corp.	5,729	113,262
Mid-America Apartment Communities Inc.	1,078	188,294
Prologis Inc.	6,749	794,020
Public Storage	1,373	429,296

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Realty Income Corp.	5,508	$375,976
Regency Centers Corp.	1,497	88,787
SBA Communications Corp.	969	310,128
Simon Property Group Inc.	2,940	279,065
UDR Inc.	2,870	132,135
Ventas Inc.	3,716	191,114
VICI Properties Inc.	8,814	262,569
Vornado Realty Trust	1,416	40,483
Welltower Inc.	4,152	341,917
Weyerhaeuser Co.	6,582	217,996

Total Equity Real Estate Investment Trusts (REITs)		8,310,287

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	2,942	216,561	*

TOTAL REAL ESTATE		8,526,848

UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	2,384	139,726
American Electric Power Co. Inc.	4,712	452,069
Constellation Energy Corp.	3,027	173,326
Duke Energy Corp.	7,050	755,831
Edison International	3,549	224,439
Entergy Corp.	1,879	211,651
Evergy Inc.	2,135	139,309
Eversource Energy	3,060	258,478
Exelon Corp.	8,804	398,997
FirstEnergy Corp.	5,229	200,741
NextEra Energy Inc.	17,950	1,390,407
NRG Energy Inc.	2,314	88,326
Pinnacle West Capital Corp.	1,034	75,606
PPL Corp.	7,007	190,100
Southern Co.	9,709	692,349
Xcel Energy Inc.	5,061	358,116

Total Electric Utilities		5,749,471

Gas Utilities - 0.1%
Atmos Energy Corp.	1,281	143,600

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp.	6,414	134,758

Multi-Utilities - 0.9%
Ameren Corp.	2,285	206,473
CenterPoint Energy Inc.	5,823	172,244

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2022 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2022

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
CMS Energy Corp.		2,697	$182,048
Consolidated Edison Inc.		3,292	313,069
Dominion Energy Inc.		7,387	589,556
DTE Energy Co.		1,715	217,376
NiSource Inc.		3,561	105,014
Public Service Enterprise Group Inc.		4,521	286,089
Sempra Energy		2,899	435,633
WEC Energy Group Inc.		2,813	283,100

Total Multi-Utilities			2,790,602

Water Utilities - 0.1%
American Water Works Co. Inc.		1,700	252,909

TOTAL UTILITIES			9,071,340

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $94,219,155)			291,644,796

Rate
SHORT-TERM INVESTMENTS - 1.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,605,874)	1.322%	5,605,874	5,605,874

TOTAL INVESTMENTS - 100.0% (Cost - $99,825,029)			297,250,670
Other Assets in Excess of Liabilities - 0.0%††			45,534

TOTAL NET ASSETS - 100.0%			$297,296,204

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	31	9/22	$6,038,848	$5,873,725	$(165,123)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2022 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$291,644,796	—	—	$291,644,796
Short-Term Investments†	5,605,874	—	—	5,605,874

Total Investments	$297,250,670	—	—	$297,250,670

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$165,123	—	—	$165,123

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin

Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended June 30, 2022:

	Affiliate Value at September 30, 2021	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income
Franklin Resources Inc.	$69,396	$10,732	323	—	—	—	$2,312	$(18,170)	$61,958

20